Average Annual Total Returns - Class ADV I S S2 Shares - Voya Russell Small Cap Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 2000® Index 1 Yr		Class ADV Russell 2000® Index 5 Yrs		Class ADV Russell 2000® Index 10 Yrs		Class ADV Russell 2000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Index 1 Yr		Class I Russell 2000® Index 5 Yrs		Class I Russell 2000® Index 10 Yrs		Class I Russell 2000® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 2000® Index 1 Yr		Class S Russell 2000® Index 5 Yrs		Class S Russell 2000® Index 10 Yrs		Class S Russell 2000® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 2000® Index 1 Yr		Class S2 Russell 2000® Index 5 Yrs		Class S2 Russell 2000® Index 10 Yrs		Class S2 Russell 2000® Index Since Inception
Total	18.93%	12.38%	10.48%		Mar. 10, 2008	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	19.56%	12.94%	11.03%		Mar. 10, 2008	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	19.34%	12.67%	10.76%		Mar. 10, 2008	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	19.03%	12.49%	10.59%		Feb. 27, 2009	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.